Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Segment Information

Note 17 – Segment Information

The Company has ten operating segments and one reportable segment.  The Regulated segment, the Company’s single reportable segment, is comprised of eight operating segments representing our water and wastewater regulated utility companies which are organized by the states where we provide water and wastewater services.  These operating segments are aggregated into one reportable segment since each of these operating segments has the following similarities: economic characteristics, nature of services, production processes, customers, water distribution or wastewater collection methods, and the nature of the regulatory environment.

Two operating segments are included within the other category below.  These segments are not quantitatively significant and are comprised of the Company’s businesses that provide water and wastewater services through operating and maintenance contracts with municipal authorities and other parties in close proximity to our utility companies’ service territories as well as offers, through a third party, water and sewer line repair service and protection solutions to households, liquid waste hauling and disposal, backflow prevention, construction, and other non-regulated water and wastewater services, and non-utility raw water supply services for firms, with which we enter into a water supply contract, in the natural gas drilling industry.  In addition to these segments, other is comprised of other business activities not included in the reportable segment, including corporate costs that have not been allocated to the Regulated segment and intersegment eliminations.  Corporate costs include general and administrative expenses, and interest expense.

The following table presents information about the Company’s reportable segment:

		2013			2012
		Other and			Other and
	Regulated	Eliminations	Consolidated	Regulated	Eliminations	Consolidated

Operating revenues	$751,277	$17,366	$768,643	$740,030	$17,730	$757,760
Operations and maintenance expense	272,758	12,582	285,340	259,847	11,996	271,843
Depreciation	119,436	(178)	119,258	113,139	(1,372)	111,767
Operating income	302,961	2,281	305,242	316,602	4,915	321,517
Interest expense, net of AFUDC	69,103	5,939	75,042	67,433	6,182	73,615
Income tax (benefit)	25,578	(2,888)	22,690	66,821	60	66,881
Income (loss) from continuing operations	208,481	(3,488)	204,993	182,769	1,318	184,087
Capital expenditures	307,295	876	308,171	346,676	1,309	347,985
Total assets	4,897,752	154,065	5,051,817	4,566,327	292,190	4,858,517
Goodwill	24,102	4,121	28,223	24,031	4,121	28,152

		2011
		Other and
	Regulated	Eliminations	Consolidated

Operating revenues	$674,927	$12,364	$687,291
Operations and maintenance expense	243,137	13,606	256,743
Depreciation	104,681	(1,269)	103,412
Operating income (loss)	282,587	(1,788)	280,799
Interest expense, net of AFUDC	64,990	5,664	70,654
Income tax (benefit)	72,336	(3,225)	69,111
Income (loss) from continuing operations	145,493	(3,810)	141,683
Capital expenditures	324,433	1,375	325,808
Total assets	4,183,758	164,662	4,348,420
Goodwill	22,823	4,121	26,944